UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-7888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[Logo - American Funds®]

The right choice for the long term®

Limited Term Tax-Exempt Bond Fund of America

[photo of a wood plank footbridge meandering through a meadow]

Semi-annual report for the six months ended January 31, 2006

Limited Term Tax-Exempt Bond Fund of AmericaSM seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities or average lives not longer than 10 years.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2005 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	-2.22%	+3.52%	+4.14%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

The fund’s 30-day yield for Class A shares as of February 28, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.10%, which reflects a fee waiver (3.07% without the fee waiver). (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 4.77%, which reflects the fee waiver — 4.72% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 3.20% (3.17% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult your tax adviser.

[photo of a wood plank footbridge meandering through a meadow]

Fellow shareholders:

Bond market returns were modest in the first half of the fund’s current fiscal year. For the six months ended January 31, 2006, Limited Term Tax-Exempt Bond Fund of America recorded a total return of 1.0%, which essentially matched the Lipper Intermediate Municipal Debt Funds Average, its peer group measure. These results were just shy of the 1.1% return posted by the Lehman Brothers (7-year) Municipal Bond Index, which serves as a proxy for the market in which the fund invests. Importantly, the Lehman index is unmanaged and its return does not include expenses. Comparative results for longer time periods are shown in the table below.

During this reporting period, the fund paid dividends totaling 25 cents a share. If you took those dividends in cash, you realized an income return of 1.63% (3.26% annualized). If you reinvested your dividends in fund shares, you tallied an income return of 1.64% (3.28% annualized), which is equivalent to a taxable income return of 2.52% (5.04% annualized) for those in the top federal tax bracket. Over the six-month period, the net asset value of Class A shares declined 10 cents to $15.24 a share.

[Begin Sidebar]
Results at a glance

Annualized total returns for periods ended January 31, 2006, with dividends reinvested

	1 year	5 years	10 years	Lifetime*
Limited Term Tax-Exempt
Bond Fund of America	+1.62%	+4.11%	+4.49%	+4.72%
Lehman Brothers (7-year)
Municipal Bond Index†	+1.55	+4.82	+5.18	+5.25
Lipper Intermediate Municipal
Debt Funds Average	+1.43	+4.15	+4.53	+4.61

*Since 10/6/93 for the fund; since 9/30/93 for the index and Lipper average.
† The index is unmanaged and does not reflect sales charges, commissions or expenses, and holds bonds with a longer average maturity than the fund.
[End Sidebar]

Bond market overview

Bond market results for the fiscal half-year were greatly influenced by the ongoing rate hikes of the Federal Reserve Board. Since June 2004, the Fed has steadily raised its target lending rate in an effort to remove accommodative monetary conditions. At each Fed meeting, it raised rates a quarter-point, and the recent period held no exceptions. Altogether, there have been 14 increases since June 2004, bringing the federal funds rate (the overnight lending rate among banks) to 4.5% by the close of this period.

In the municipal market, the Fed rate increases ironically had the greatest adverse impact on bonds with maturities less than 10 years — exactly the universe of debt in which the fund invests. This has not been the case historically, as long-term bonds have typically lost more of their value during rising rate periods than have short-term bonds. In the municipal market, yields on short-term, AAA-rated, general obligation (G.O.) bonds (a barometer for the municipal market) rose nearly half a percentage point, while yields on similar but longer 10-year bonds rose much less, only about 0.06 of a percentage point. As a result, 10-year and longer bonds fared relatively well, while short-term bonds slipped slightly in value — a decline that is reflected in the fund’s lower share price.

Strong issuance of debt continued through most of the reporting period, with calendar year 2005 setting a record of $408 billion for new municipal bonds. This supply met with good demand. Municipal investors were particularly attracted to high-yield bonds, which consequently posted some of the best results in this market, but are not purchased for this fund as our focus is investment-grade bonds.

[Begin Sidebar]
Tax-free yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.03% tax-free distribution rate as of January 31, 2006.

If your taxable income is…
Single	Joint	Then your federal tax rate[1] is…	The fund's distribution rate[2] equals a taxable rate of …

$0 - 7,300	$0 - 14,600	10.0%	3.37%
7,301 - 29,700	14,601 - 59,400	15.0	3.56
29,701 - 71,950	59,401 - 119,950	25.0	4.04
71,951 - 150,150	119,951 - 182,800	28.0	4.21
150,151 - 326,450	182,801 - 326,450	33.0	4.52
Over 326,450	Over 326,450	35.0	4.66

1 Based on 2005 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
2 Distribution rate based on the average offering price for the month of January.
[End Sidebar]

How the fund responded

The portfolio counselors of Limited Term Tax-Exempt Bond Fund of America recognize that shareholders value the fund for its relatively conservative approach to municipal investing. Consequently, the portfolio counselors take extra steps to help protect shareholder principal during periods of rising interest rates.

One of those steps involves implementing a shorter maturity structure for the fund. Short-term bonds typically retain more of their value, for example, than do longer maturity bonds when their yields rise by the same amount. In most cases, the trade-off for this added protection is a slightly lower yield. In this cycle, however, shorter maturity bonds have thus far suffered more than longer bonds.

During the period, the fund also increased its exposure to AAA-rated debt, the highest quality municipal bonds. Bonds rated AAA rose to 38.4% of net assets, the fund’s largest weighting in years. High-quality bonds usually retain more of their value under adverse market conditions than do bonds of lesser quality; this makes them a good choice for defensive investors. Fund holdings in this credit category include insured bonds, G.O.s and pre-refunded debt. As mentioned above, though, higher yielding bonds have done better recently.

Looking ahead

The outlook for interest rates remains a major concern for the bond market. While many expect the Fed to raise rates further, the number of expected hikes is much debated as are their potential effects on the yield curve. The ongoing strength of the economy and the potential for continued high energy costs to foment inflation only kindle the market’s uncertainty. In addition, the recent change of leadership at the Federal Reserve, from Alan Greenspan to Ben Bernanke, introduces another unknown into the prognosis.

The portfolio counselors of Limited Term Tax-Exempt Bond Fund of America take a long-term view of each holding. This perspective helps them assess the relative strength and safety of the portfolio through a variety of market conditions and economic cycles. It encourages prudence and patience, as well. We encourage all our shareholders to adopt a similar outlook on their investment objectives.

We thank you for the confidence you have entrusted in us and for making the fund a part of your investment plan.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

March 16, 2006

For current information about the fund, visit americanfunds.com.

Other share class results                                       unaudited
Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
December 31, 2005 (the most recent calendar quarter):	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC) maximum of 5%, payable only if
shares are sold within six years of purchase	-4.05%	+3.21%	+4.02%
Not reflecting CDSC	+0.87%	+3.56%	+4.16%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	-0.19%	—	+3.13%
Not reflecting CDSC	+0.79%	—	+3.13%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+1.52%	—	+3.85%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through
March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

*These shares are sold without any initial or contingent deferred sales charge.

Summary investment portfolio, January 31, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	38.4%
Aa/AA	26.8
A/A	13.5
Baa/BBB	18.7
Ba/BB	0.7
Short-term securities & other assets less liabilities	1.9

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.
[begin pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 98.05%	(000)	(000)	assets

Alaska - 1.56%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	$6,365	$6,489.61
Other securities		10,184.95
		16,673	1.56

Arizona - 0.79%
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A-2, AMT, 4.45% 2028 (put 2008)	3,750	3,783.35
Other securities		4,664.44
		8,447.79

California - 6.21%
Pollution Control Fncg. Auth., AMT:
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, 5.00% 2038 (put 2013)	2,000	2,067
Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, 5.10% 2018 (put 2008)	4,300	4,410
Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, 3.125% 2022 (put 2006)	2,000	1,997.79
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	4,000	4,077.38
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027	4,355	4,439.42
Other securities		49,455	4.62
		66,445	6.21

Colorado - 2.46%
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012	4,000	4,294.40
Other securities		22,040	2.06
		26,334	2.46

Connecticut - 1.21%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (1)	4,000	4,134.39
Other securities		8,772.82
		12,906	1.21

District of Columbia - 1.25%
Other securities		13,365	1.25

Florida - 4.37%
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2004, FSA insured, 5.00% 2034 (put 2014)	4,000	4,276.40
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	994.09
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project), Series 2004, FGIC insured, 5.00% 2030 (put 2011)	4,650	4,928.46
Other securities		36,518	3.42
		46,716	4.37

Idaho - 0.54%
Other securities		5,727.54

Illinois - 5.35%
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-B, MBIA insured, 5.00% 2007	5,000	5,074.48
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011	3,935	4,198.39
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010	2,000	2,068.19
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	3,999.37
Other securities		41,886	3.92
		57,225	5.35

Indiana - 2.51%
Other securities		26,898	2.51

Kentucky - 0.90%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	4,150	4,463.42
Other securities		5,173.48
		9,636.90

Maryland - 0.74%
Other securities		7,895.74

Massachusetts - 2.68%
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	5,000	5,512.51
Other securities		23,207	2.17
		28,719	2.68

Michigan - 4.70%
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)	5,000	5,069.47
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	4,000	4,236.40
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), AMT, 3.00% - 4.625% 2012 - 2013	5,000	4,981.47
Other securities		35,957	3.36
		50,243	4.70

Missouri - 0.88%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	5,255	5,544.52
Other securities		3,835.36
		9,379.88

Montana - 0.66%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	6,825	7,054.66

Nebraska - 0.50%
Other securities		5,346.50

Nevada - 1.32%
Other securities		14,117	1.32

New Jersey - 5.58%
Certs. of Part., Series 2004-A:
5.00% 2009	4,000	4,172
5.00% 2010 - 2013	9,000	9,520	1.28
Health Care Facs. Fin. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue, Series 2004-B, MBIA insured, 5.25% 2013	4,315	4,698.44
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003:
4.375% 2019	760	762
6.125% 2024	9,545	10,482	1.05
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,764.82
Transportation Trust Fund Auth., Transportation System Bonds:
Series 2004-B, FGIC insured, 5.25% 2013	4,410	4,828
5.00% 2008-2014	6,600	6,923	1.10
Other securities		9,543.89
		59,692	5.58

New York - 8.92%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	12,625	13,607	1.27
City of New York, G.O. Bonds, 4.50% - 5.50% 2008 - 2013	12,250	12,897	1.21
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026 (2)	11,000	12,000	1.12
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT:
5.00% 2008	4,260	4,419
5.00% 2009	4,000	4,188.80
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	4,000	4,227.40
Other securities		44,086	4.12
		95,424	8.92

North Carolina - 3.30%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, 5.375% - 7.00% 2007 - 2012	13,405	14,173	1.32
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds 5.125%-6.50% 2009-2013	14,660	15,807	1.48
Other securities		5,347.50
		35,327	3.30

Ohio - 2.14%
Other securities		22,860	2.14

Pennsylvania - 1.54%
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2002-A, 4.90% 2009	4,000	4,097.38
Westmoreland County Industrial Dev. Auth., Rev. Bonds (National Waste and Energy Corp.; Valley Landfill Expansion Project), Series 1993, AMT, 5.10% 2018 (put 2009)	2,000	2,061.19
Other securities		10,373.97
		16,531	1.54

Puerto Rico - 1.43%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	6,000	6,531.61
Other securities		8,752.82
		15,283	1.43

Rhode Island - 0.68%
Other securities		7,261.68

South Carolina - 0.56%
Other securities		5,993.56

South Dakota - 0.53%
Other securities		5,685.53

Tennessee - 2.13%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	7,490	7,787.73
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	8,500	8,762.82
Other securities		6,194.58
		22,743	2.13

Texas - 17.71%
Brazos River Auth., AMT:
Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1994-B, 5.40% 2029 (put 2006)	1,000	1,005
Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, 5.75% 2036 (put 2011)	4,550	4,818.54
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	6,450	6,633.62
G.O. Bonds (Veterans' Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	8,745	9,031.84
Harris County:
Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	4,645	4,938.46
Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	9,250	9,834.92
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project):
Series 2001-A, 5.50% 2022 (put 2011)	2,000	2,137
Series 2001-B, AMT, 5.75% 2030 (put 2011)	4,675	4,951.66
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds:
Series 2002-A, 5.50% 2010	4,740	4,981
Series 2002-B, RADIAN insured, 5.00% 2009	5,200	5,420.98
City of San Antonio:
Electric and Gas Systems Rev. Ref. Bonds:
(Forward Delivery), New Series 2003, 5.25% 2011	1,000	1,074
New Series 1997, 5.30% 2011	3,500	3,603
New Series 2002, 5.25% 2011	4,500	4,834.89
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	4,000	4,144.39
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,581.43
Other securities		117,435	10.98
		189,419	17.71

Virginia - 2.04%
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	5,000	5,495.51
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	2,000	2,198.21
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	4,345	4,608.43
Other securities		9,524.89
		21,825	2.04

Washington - 6.19%
G.O. Bonds, Series 1999-S-1, 5.00% 2012	4,700	4,885.46
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	4,000	4,208.39
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2011	4,000	4,335.40
Other securities		52,800	4.94
		66,228	6.19

Wisconsin - 2.37%
Other securities		25,344	2.37

Other states & U.S. territories- 3.33%
Virgin Islands, Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	4,765	4,965.46
Other securities		30,763	2.87
		35,728	3.33

Multi-state - 0.97%
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated) (1)	6,000	6,133.58
Other securities		4,190.39
		10,323.97

Total bonds & notes (cost: $1,041,066,000)		1,048,791	98.05

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 1.80%	(000)	(000)	assets

Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund) 3.08% 2033-2035 (3)	$11,510	$11,510	1.08
Other securities		7,685.72
		19,195	1.80

Total short-term securities (cost: $19,195,000)		19,195	1.80

Total investment securities (cost: $1,060,261,000)		1,067,986	99.85
Other assets less liabilities		1,622.15

Net assets		$1,069,608	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $19,067,000, which represented 1.78% of the net assets of the fund.

(2) Step bond; coupon rate will increase at a later date.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $1,060,261)		$1,067,986
Cash		152
Receivables for:
Sales of fund's shares	$3,163
Interest	12,612	15,775
		1,083,913
Liabilities:
Payables for:
Purchases of investments	10,302
Repurchases of fund's shares	2,377
Dividends on fund's shares	778
Investment advisory services	246
Services provided by affiliates	480
Deferred trustees' compensation	88
Other fees and expenses	34	14,305
Net Assets at January 31, 2006		$1,069,608

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,065,862
Distributions in excess of net investment income		(270)
Accumulated net realized loss		(3,709)
Net unrealized appreciation		7,725
Net Assets at January 31, 2006		$1,069,608

Shares of beneficial interest issued and outstanding - unlimited shares authorized (70,178 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share (1)

Class A	$849,917	55,764	$15.24
Class B	46,012	3,019	15.24
Class C	90,341	5,927	15.24
Class F	39,300	2,579	15.24
Class R-5	44,038	2,889	15.24
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.83.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2006	(dollars in thousands)

Investment income:
Income:
Interest		$20,695

Fees and expenses:(1)
Investment advisory services	1,624
Distribution services	2,065
Transfer agent services	94
Administrative services	78
Reports to shareholders	38
Registration statement and prospectus	65
Postage, stationery and supplies	12
Trustees' compensation	23
Auditing and legal	18
Custodian	2
Federal and state income taxes	5
Other state and local taxes	1
Other	43
Total fees and expenses before waiver	4,068
Less waiver of fees and expenses:
Investment advisory services	162
Total fees and expenses after waiver		3,906
Net investment income		16,789

Net realized gain and change in unrealized
depreciation on investments:
Net realized gain on investments		155
Net unrealized depreciation on investments		(6,991)
Net realized gain and unrealized
depreciation on investments		(6,836)
Net increase in net assets resulting
from operations		$9,953

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended January 31,	Year ended July 31,
	2006*	2005
Operations:
Net investment income	$16,789	$34,327
Net realized gain on investments	155	1,273
Net unrealized depreciation on investments	(6,991)	(1,396)
Net increase in net assets
resulting from operations	9,953	34,204

Dividends paid or accrued to
shareholders from net investment income	(17,346)	(34,263)

Capital share transactions	(17,694)	59,391

Total (decrease) increase in net assets	(25,087)	59,332

Net assets:
Beginning of period	1,094,695	1,035,363
End of period (including distributions in excess of net investment income
and undistributed net investment income of $(270) and $287, respectively)	$1,069,608	$1,094,695

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                  unaudited

1.	Organization and significant accounting policies

Organization - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide you with current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities or average lives not longer than 10 years.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of January 31, 2006, the cost of investment securities for federal income tax purposes was $1,059,925,000.

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$ 227
Accumulated short-term losses	<3,940>
Undistributed long-term capital gains	267
Gross unrealized appreciation on investment securities	14,038
Gross unrealized depreciation on investment securities	<5,977>
Net unrealized appreciation on investment securities	8,061

Accumulated short-term capital loss deferrals above include capital loss carryforwards of $80,000, $3,146,000 and $638,000 expiring in 2009, 2011 and 2012, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended January 31, 2006, the fund realized, on a tax basis, a net capital gain of $191,000.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Six months ended January 31,	Year ended July 31,
Share class	2006	2005
Class A	$14,049	$27,357
Class B	627	1,348
Class C	1,229	2,610
Class F	650	1,182
Class R-5	791	1,766
Total	$17,346	$34,263

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2006, total investment advisory services fees waived by CRMC were $162,000. As a result, the fee shown on the accompanying financial statements of $1,624,000, which was equivalent to an annualized rate of 0.30%, was reduced to $1,462,000, or 0.27% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2006, unreimbursed expenses subject to reimbursement totaled $1,482,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$1,297	$88	Not applicable	Not applicable
Class B	243	6	Not applicable	Not applicable
Class C	475	Included in administrative services	$36	$3
Class F	50		13	2
Class R-5	Not applicable		23	1
Total	$2,065	$94	$72	$6

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1994, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $23,000, shown on the accompanying financial statements, includes $17,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2006
Class A	$121,276	7,939	$10,794	707	$(133,593)	(8,750)	$(1,523)	(104)
Class B	900	59	471	31	(5,504)	(360)	(4,133)	(270)
Class C	7,297	477	977	64	(16,961)	(1,111)	(8,687)	(570)
Class F	9,604	629	486	32	(10,135)	(664)	(45)	(3)
Class R-5	2,070	135	396	26	(5,772)	(378)	(3,306)	(217)
Total net increase
(decrease)	$141,147	9,239	$13,124	860	$(171,965)	(11,263)	$(17,694)	(1,164)

Year ended July 31, 2005
Class A	$245,921	15,908	$21,168	1,371	$(203,111)	(13,151)	$63,978	4,128
Class B	5,192	336	938	60	(7,850)	(508)	(1,720)	(112)
Class C	21,921	1,418	1,911	124	(31,723)	(2,054)	(7,891)	(512)
Class F	18,028	1,166	890	57	(11,956)	(774)	6,962	449
Class R-5	14,312	926	887	58	(17,137)	(1,113)	(1,938)	(129)
Total net increase
(decrease)	$305,374	19,754	$25,794	1,670	$(271,777)	(17,600)	$59,391	3,824

(1) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $76,887,000 and $77,960,000, respectively, during the six months ended January 31, 2006.

Financial highlights	(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 1/31/2006	(5)	$15.34	$.24	$(.09)	$.15	$(.25)	$15.24	.99%	$850.65%			(6)	.62%	(6)	3.15%	(6)
Year ended 7/31/2005		15.33	.51	.01	.52	(.51)	15.34	3.40	857.66				.64		3.29
Year ended 7/31/2004		15.17	.51	.16	.67	(.51)	15.33	4.40	793.68				.66		3.27
Year ended 7/31/2003		15.28	.52	(.11)	.41	(.52)	15.17	2.71	738.71				.66		3.37
Year ended 7/31/2002		15.08	.58	.20	.78	(.58)	15.28	5.32	497.75				.70		3.86
Year ended 7/31/2001		14.43	.62	.65	1.27	(.62)	15.08	8.99	306.80				.75		4.18
Class B:
Six months ended 1/31/2006	(5)	15.34	.19	(.09)	.10	(.20)	15.24	.64	46		1.36	(6)	1.33	(6)	2.46	(6)
Year ended 7/31/2005		15.33	.40	.01	.41	(.40)	15.34	2.69	50		1.37		1.35		2.59
Year ended 7/31/2004		15.17	.40	.16	.56	(.40)	15.33	3.69	52		1.38		1.37		2.57
Year ended 7/31/2003		15.28	.42	(.11)	.31	(.42)	15.17	1.98	51		1.40		1.35		2.63
Year ended 7/31/2002		15.08	.47	.20	.67	(.47)	15.28	4.52	17		1.45		1.40		3.06
Year ended 7/31/2001		14.43	.48	.69	1.17	(.52)	15.08	8.24	2		1.60		1.59		3.24
Class C:
Six months ended 1/31/2006	(5)	15.34	.19	(.09)	.10	(.20)	15.24	.62	91		1.40	(6)	1.37	(6)	2.41	(6)
Year ended 7/31/2005		15.33	.38	.01	.39	(.38)	15.34	2.57	100		1.49		1.47		2.46
Year ended 7/31/2004		15.17	.38	.16	.54	(.38)	15.33	3.55	107		1.51		1.50		2.43
Year ended 7/31/2003		15.28	.40	(.11)	.29	(.40)	15.17	1.86	106		1.54		1.49		2.51
Year ended 7/31/2002		15.08	.45	.20	.65	(.45)	15.28	4.38	49		1.58		1.52		2.92
Period from 3/15/2001 to 7/31/2001		14.92	.15	.17	.32	(.16)	15.08	2.14	4.75				.75		1.05
Class F:
Six months ended 1/31/2006	(5)	15.34	.24	(.09)	.15	(.25)	15.24	.99	39.66			(6)	.63	(6)	3.15	(6)
Year ended 7/31/2005		15.33	.50	.01	.51	(.50)	15.34	3.32	40.74				.72		3.20
Year ended 7/31/2004		15.17	.49	.16	.65	(.49)	15.33	4.32	33.76				.75		3.17
Year ended 7/31/2003		15.28	.51	(.11)	.40	(.51)	15.17	2.61	29.79				.74		3.27
Year ended 7/31/2002		15.08	.55	.20	.75	(.55)	15.28	5.11	13.87				.82		3.69
Period from 3/15/2001 to 7/31/2001		14.92	.16	.19	.35	(.19)	15.08	2.34	2.60				.60		1.18
Class R-5:
Six months ended 1/31/2006	(5)	15.34	.26	(.09)	.17	(.27)	15.24	1.10	44.44			(6)	.41	(6)	3.37	(6)
Year ended 7/31/2005		15.33	.54	.01	.55	(.54)	15.34	3.63	48.44				.42		3.51
Year ended 7/31/2004		15.17	.54	.16	.70	(.54)	15.33	4.63	50.46				.44		3.49
Year ended 7/31/2003		15.28	.56	(.11)	.45	(.56)	15.17	2.93	40.49				.44		3.61
Period from 7/15/2002 to 7/31/2002		15.27	.02	.01	.03	(.02)	15.28	.23	27.02				.02		.16

	Six months ended January 31, (5)	Year ended July 31
	2006	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	7%	12%	10%	10%	9%	21%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005, through January 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning/ account value 8/1/2005	Ending account value 1/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,009.91	$3.14	.62%
Class A -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class B -- actual return	1,000.00	1,006.40	6.73	1.33
Class B -- assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class C -- actual return	1,000.00	1,006.22	6.93	1.37
Class C -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class F -- actual return	1,000.00	1,009.86	3.19	.63
Class F -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class R-5 -- actual return	1,000.00	1,010.96	2.08	.41
Class R-5 -- assumed 5% return	1,000.00	1,023.14	2.09	.41

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Limited Term Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.71 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.75 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2006, portfolio of Limited Term Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Limited Term Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
> Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                 Capital Research and Management                Capital International              Capital Guardian              Capital Bank and Trust

Lit No. MFGESR-943-0306P

Litho in USA WG/PNL/8089-S4905

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

January 31, 2006
unaudited

Bonds & notes — 98.05%	Principal amount (000)	Market value (000)

ALABAMA — 0.33%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2006	$1,000	$1,009
Industrial Dev. Board of the City of Selma, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, 4.75% 2011	2,500	2,542
		3,551

ALASKA — 1.56%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2009	1,685	1,778
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010	1,000	1,053
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 4.75% 2015	1,910	1,927
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	6,365	6,489
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,014
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010	2,140	2,293
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2011	2,000	2,119
		16,673

ARIZONA — 0.79%
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011	1,345	1,426
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A-2, AMT, 4.45% 2028 (put 2008)	3,750	3,783
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012	3,000	3,238
		8,447

CALIFORNIA — 6.21%
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	2,700	2,793
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Association), Series 2001-A, 5.25% 2006	1,025	1,035
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	300	306
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	370	379
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 4.80% 2006	2,000	2,007
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.00% 2007	1,405	1,424
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.00% 2008	2,455	2,504
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,026
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	1,695	1,801
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	500	494
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	715	708
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	500	518
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,071
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,112
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FSA insured, 5.00% 2043 (preref. 2013)	1,000	1,080
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	80	83
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	920	942
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central California Project), Series 2001, 4.75% 2007	1,005	1,011
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013	2,550	2,755
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2014	2,000	2,135
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2013	1,900	2,065
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,067
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 3.125% 2022 (put 2006)	2,000	1,997
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)	4,300	4,410
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.00% 2011	1,350	1,433
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.00% 2011	1,500	1,592
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2014	1,020	1,072
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2009	1,000	1,049
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2011	1,420	1,507
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.00% 2009	210	217
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.00% 2009 (escrowed to maturity)	300	313
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	4,000	4,077
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/
Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	1,150	1,195
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,559
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2011	2,210	2,343
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-D, 4.35% 2036 (put 2007)	220	222
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	970
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,377
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027	4,355	4,439
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.70% 2009	1,010	1,040
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.80% 2010	940	977
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2014	1,000	1,080
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2008	2,000	2,091
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2010	1,000	1,076
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2012	1,000	1,093
		66,445

COLORADO — 2.46%
Arapahoe County, Certs. of Part., AMBAC insured, 5.00% 2015	2,000	2,162
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2010	2,000	2,102
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011	2,000	2,107
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,582
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012	4,000	4,294
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 5.75% 2007	855	860
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010	1,145	1,202
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010	2,000	2,139
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2010	1,500	1,574
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2012	1,000	1,059
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,450	1,526
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	519
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2010	1,000	1,046
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,156
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2004-B, 3.75% 2034 (put 2009)	1,200	1,189
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	775	780
University of Colorado Hospital Auth., Hospital Rev. Ref. Bonds, Series 1997-A, AMBAC insured, 5.50% 2007	1,000	1,037
		26,334

CONNECTICUT — 1.21%
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.20% 2014	1,000	1,011
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011[1]	4,000	4,134
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.55% 2008[1]	1,000	1,049
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.70% 2012[1]	3,400	3,561
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	3,000	3,151
		12,906

DELAWARE — 0.20%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project),
Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,095

DISTRICT OF COLUMBIA — 1.25%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2010	1,000	1,059
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,153
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,047
G.O. Ref. Bonds, Series 1993-B-2, FSA insured, 5.50% 2010	2,500	2,689
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009	695	740
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009 (escrowed to maturity)	195	208
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A,
MBIA insured, 6.00% 2006 (escrowed to maturity)	1,000	1,014
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A,
MBIA insured, 6.00% 2007 (escrowed to maturity)	1,250	1,298
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2009	1,570	1,660
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2010	1,400	1,497
		13,365

FLORIDA — 4.37%
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project), Series 2001-A, 5.50% 2008	1,000	1,052
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2004, FSA insured, 5.00% 2034 (put 2014)	4,000	4,276
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,653
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010	2,000	2,108
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-I, 5.00% 2029 (put 2009)	1,000	1,038
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2013	1,250	1,325
Hillsborough County Aviation Auth., Tampa International Airport Rev. Bonds, Series 2003-A, AMT,
MBIA insured, 5.25% 2012	1,500	1,612
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2010	2,905	3,052
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	2,195	2,319
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007	1,250	1,272
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2008	1,000	1,029
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010	1,200	1,254
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012	1,800	1,884
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009	3,000	3,164
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2010	2,000	2,128
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	994
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2012	3,345	3,540
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)	2,915	3,077
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	1,000	1,036
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	4,650	4,928
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	2,500	2,637
St. Johns River Power Park System (JEA), Rev. Ref. Bonds, Issue Two, Series Eighteen, 5.00% 2009	1,000	1,052
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2008	285	286
		46,716

GEORGIA — 0.42%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	2,000	2,150
Dev. Auth. of Cartersville, Sewage Facs. Rev. Ref. Bonds (Anheuser-Busch Project), Series 1997, AMT, 5.625% 2009	1,250	1,315
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project),
Series 1998-A, 4.55% 2028 (put 2008)	995	1,011
		4,476

IDAHO — 0.54%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-C-2, AMT, FHA insured, 5.25% 2011	175	176
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	245	246
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	395	396
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	200	200
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	715	734
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	1,950	1,956
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	1,035	1,009
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	985	1,010
		5,727

ILLINOIS — 5.35%
Chicago Board of Education, Unlimited Tax G.O. Bonds (Dedicated Revenues), Series 2001-C, FSA insured, 5.25% 2010	1,000	1,075
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-B, MBIA insured, 5.00% 2007	5,000	5,074
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,647
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010	1,000	1,022
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011	3,935	4,198
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2010	2,700	2,874
Community College Dist. No. 502, Counties of DuPage, Cook and Will, G.O. Bonds, Series 2003-A, 5.00% 2011	1,000	1,071
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2009	2,000	2,102
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2010	1,500	1,592
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010	2,000	2,068
DuPage County, G.O. Limited Tax Bonds (Courthouse Project), Series 2006, 5.00% 2016	1,570	1,709
Educational Facs. Auth., Adjustable Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	3,999
Educational Facs. Auth., Adjustable Rev. Bonds (Northwestern University), Series 1997, 5.00% 2032 (put 2009)	2,500	2,621
Educational Facs. Auth., Rev. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,431
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 5.25% 2010	1,015	1,044
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	3,000	3,065
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2010	2,000	2,111
G.O. Bonds, Illinois FIRST, Series of December 2002, 5.25% 2010	2,000	2,151
G.O. Ref. Bonds, Illinois FIRST, Series of August 2002, 5.25% 2008	1,000	1,045
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009	1,945	2,046
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009 (preref. 2008)	2,055	2,164
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,110
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2007	2,480	2,547
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.375% 2006	900	913
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.50% 2008	1,000	1,044
Health Facs. Auth., Rev. Ref. Bonds (University of Chicago Hospitals and Health System),
Series 2003, MBIA insured, 5.00% 2008	1,000	1,038
Indian Prairie Community, Unit School Dist. No. 204, DuPage and Will Counties, School Building Bonds
(Naperville/Aurora), Series 1998, 5.25% 2011 (preref. 2008)	1,275	1,340
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2009	1,000	1,033
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,045
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,046
		57,225

INDIANA — 2.51%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2009	1,200	1,252
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2011	1,640	1,777
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2008	1,000	1,048
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	2,000	2,132
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)	1,350	1,384
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
MBIA insured, 5.25% 2008 (preref. 2007)	1,000	1,039
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,276
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008	1,000	1,036
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2009	2,415	2,522
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2010	1,445	1,520
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2011	1,525	1,610
State Revolving Fund Program Bonds, Series 1998-A, 5.00% 2010	3,085	3,211
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,637
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2011	2,000	2,133
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2012	1,000	1,071
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2009	1,000	1,049
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2010	1,135	1,201
		26,898

IOWA — 0.30%
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.30% 2009	1,000	1,059
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2011 (escrowed to maturity)	1,000	1,087
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,000	1,096
		3,242

KANSAS — 0.23%
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), 1st Lien Series 2005-B, 3.75% 2012	$1,000	$1,003
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), 1st Lien Series 2005-C, 3.85% 2013	1,500	1,504
		2,507

KENTUCKY — 0.90%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	4,150	4,463
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A, 6.125% 2010	3,000	3,196
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.40% 2006	1,500	1,507
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.50% 2007	465	470
		9,636

LOUISIANA — 0.19%
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 1998-A, FSA insured, 5.50% 2006	2,000	2,017

MAINE — 0.09%
Housing Auth., Mortgage Purchase Bonds, Series 2001-E-1, 4.125% 2010	1,000	1,018

MARYLAND — 0.74%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	2,500	2,558
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010	1,755	1,845
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,873
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,619
		7,895

MASSACHUSETTS — 2.68%
Educational Fncg. Auth., Education Loan Rev. Ref. Bonds, Issue G, Series 2000-A, AMT, MBIA insured, 5.55% 2008	1,320	1,350
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,112
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2013	2,000	2,177
G.O. Bonds, Consolidated Loan of 2004, Series A, 5.00% 2012	2,000	2,143
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2010	1,000	1,057
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2011	1,000	1,062
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,597
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010	3,645	3,650
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007	3,750	3,777
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A, AMT, 5.15% 2007	1,550	1,581
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	5,000	5,512
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 5),
Series A, MBIA insured, 5.00% 2010	1,205	1,277
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.00% 2010	1,000	1,059
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.00% 2015	1,250	1,365
		28,719

MICHIGAN — 4.70%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	3,000	3,163
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC insured, 5.25% 2011	3,530	3,769
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010	2,000	2,038
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group), Series 1993-A, 6.375% 2009	1,015	1,016
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
Series 1993-B, AMBAC insured, 5.00% 2006	1,000	1,009
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.50% 2008	1,000	1,048
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2010	2,000	2,104
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2011	2,000	2,115
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A, AMBAC insured, 6.00% 2011	1,250	1,400
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006	720	720
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	435	434
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2009	1,900	2,001
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-A, 5.75% 2007	1,940	2,018
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)	5,000	5,069
Hospital Fin. Auth., Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 4.90% 2007	1,140	1,148
Hospital Fin. Auth., Rev. Ref. Bonds (MidMichigan Obligated Group), Series 1997-A, FSA insured, 5.50% 2007	2,775	2,853
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	4,000	4,236
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010	2,020	2,146
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2010	1,000	1,060
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,463
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,092
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2010	1,110	1,183
State Trunk Line Fund Ref. Bonds, Series 1998-A, 5.25% 2011	1,000	1,085
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 4.625% 2012	2,000	2,008
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2004, AMT, 3.00% 2013 (put 2007)	3,000	2,973
Underground Storage, Tank Financial Assurance Auth., Rev. Ref. Bonds, Series 1996-I,
AMBAC insured, 5.50% 2009 (preref. 2006)	1,075	1,092
		50,243

MINNESOTA — 0.15%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,111
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-H, AMT, 4.25% 2006	470	472
		1,583

MISSOURI — 0.88%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2003-A, FSA insured, 5.25% 2012	1,000	1,087
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	5,255	5,544
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village), Series 2002, 5.75% 2009	1,255	1,323
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village), Series 2002, 5.875% 2010	1,325	1,425
		9,379

MONTANA — 0.66%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	6,825	7,054

NEBRASKA — 0.50%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT, 3.90% 2009	970	973
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,155	1,247
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC insured, 5.00% 2015	2,875	3,126
		5,346

NEVADA — 1.32% (continued)
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	3,000	2,923
Clark County School Dist., G.O. (Limited Tax) Ref. Bonds, Series 2002-A, FSA insured, 5.00% 2010	1,000	1,060
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 2005-B, 5.00% 2008	2,000	2,060
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.20% 2009	310	329
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.20% 2009 (escrowed to maturity)	275	282
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	230	231
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,657
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,575
		14,117

NEW JERSEY — 5.58%
Certs. of Part., Series 2004-A, 5.00% 2009	4,000	4,172
Certs. of Part., Series 2004-A, 5.00% 2010	3,500	3,681
Certs. of Part., Series 2004-A, 5.00% 2012	3,500	3,713
Certs. of Part., Series 2004-A, 5.00% 2013	2,000	2,126
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2012	3,000	3,195
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.05% 2007	1,375	1,382
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	3,000	3,052
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,914
Health Care Facs. Fin. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
Series 2004-B, MBIA insured, 5.25% 2013	4,315	4,698
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	760	762
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	9,545	10,482
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,764
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2008	2,000	2,070
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2009	2,000	2,092
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2010	1,600	1,689
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC insured, 5.25% 2013	4,410	4,828
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2014	1,000	1,072
		59,692

NEW MEXICO — 0.29%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2009	2,000	2,046
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010 (preref. 2007)	1,000	1,024
		3,070

NEW YORK — 8.92%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 4.875% 2007	330	332
City of New York, G.O. Bonds, Fiscal 2001 Series B, 4.90% 2009	1,000	1,044
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010	1,000	1,075
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009	1,000	1,063
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2010	1,000	1,055
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.25% 2008	890	929
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.25% 2008 (escrowed to maturity)	110	115
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010	2,000	2,121
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,106
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2011	1,250	1,325
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2013	1,000	1,064
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003,
XLCA insured, 5.25% 2032 (put 2013)	2,000	2,181
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007	990	1,016
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007 (escrowed to maturity)	10	10
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,244
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Wyckoff Heights Medical Center), Series 1998-H, 5.125% 2008	1,000	1,033
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2012	3,500	3,762
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	12,625	13,607
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	1,450	1,476
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	1,000	1,021
Local Government Assistance Corp. (A Public Benefit Corp.), Ref. Bonds, Series 2003-A-2, 5.00% 2010	1,500	1,588
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2006	2,000	2,029
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2008	1,615	1,672
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2010	3,000	3,161
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2011	2,000	2,118
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,064
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2012	1,250	1,332
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Association, LP Project), Series 2005, AMT, 5.00% 2013	1,000	1,041
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Association, LP Project), Series 2005, AMT, 5.50% 2014	1,000	1,075
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[2]	11,000	12,000
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2008	4,260	4,419
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009	4,000	4,188
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.25% 2010	2,000	2,135
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.25% 2010	1,500	1,602
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2008	2,000	2,064
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2009	2,000	2,088
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	2,000	2,104
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2009	2,000	2,110
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	2,000	2,131
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	4,000	4,227
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)	2,500	2,697
		95,424

NORTH CAROLINA — 3.30%
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured, 5.125% 2009	1,035	1,082
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	1,750	1,869
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,950	2,073
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C, 5.50% 2007	2,800	2,851
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2010	1,500	1,595
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,073
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,155	2,330
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	2,250	2,382
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2011	1,000	1,062
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013	3,005	3,203
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1992, MBIA insured, 6.00% 2010	3,000	3,269
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1997-A, MBIA insured, 5.125% 2011	2,750	2,848
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2009	1,660	1,790
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	2,500	2,762
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2012	2,500	2,699
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	2,250	2,439
		35,327

OHIO — 2.14%
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.30% 2037 (put 2010)	2,000	2,038
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (put 2012)	2,000	2,065
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998,
ASSET GUARANTY insured, RADIAN insured, 4.70% 2008	1,155	1,183
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.00% 2010	1,945	2,049
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,209
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,339
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
Series 2001-A, 5.25% 2009	1,170	1,234
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
Series 2001-A, 5.25% 2010	2,275	2,421
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2011	2,000	2,130
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2012	2,560	2,731
Municipal Advisory Council, Beneficial Interest Ref. Certs. (Municipal Electric Generation Agcy.
Joint Venture 5 - OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,461
		22,860

OKLAHOMA — 0.12%
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D,
MBAC insured, 6.00% 2009	1,240	1,340

OREGON — 0.20%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties, G.O. Bonds, Series 1999, 5.25% 2010 (preref. 2009)	2,000	2,115

PENNSYLVANIA — 1.54%
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2002-A, 4.90% 2009	4,000	4,097
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	3,500	3,735
Higher Educational Facs. Auth. (Commonwealth of Pennsylvania), Health System Rev. Bonds (University of Pennsylvania), Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,160
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	915
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds (Philadelphia Airport System Project),
Series 1998-A, AMT, FGIC insured, 5.25% 2009	3,410	3,563
Westmoreland County Industrial Dev. Auth., Rev. Bonds (National Waste and Energy Corp.; Valley Landfill Expansion Project), Series 1993, AMT, 5.10% 2018 (put 2009)	2,000	2,061
		16,531

PUERTO RICO — 1.43%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	3,205	3,381
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	3,000	3,263
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	6,000	6,531
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,082
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	1,000	1,026
		15,283

RHODE ISLAND — 0.68%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 5.75% 2009	1,340	1,419
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 5.75% 2010	1,020	1,093
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2011	2,000	2,105
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,322
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,322
		7,261

SOUTH CAROLINA — 0.56%
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	2,500	2,565
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A-2, AMT, FSA insured, 5.875% 2009	820	845
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	1,500	1,581
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006	1,000	1,002
		5,993

SOUTH DAKOTA — 0.53%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	3,500	3,648
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2001-C, 4.55% 2010	880	880
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009	1,135	1,157
		5,685

TENNESSEE — 2.13%
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	8,500	8,762
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 5.50% 2006	1,475	1,493
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 5.75% 2007	1,555	1,607
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, 5.00% 2007	1,000	1,013
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2009	2,000	2,081
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	7,490	7,787
		22,743

TEXAS — 17.71%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest Products Corp. Project), Series 1991, 5.65% 2012	1,000	1,030
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2007	1,470	1,498
Bexar County, Rev. Bonds (Tax-Exempt Venue Project), Series 2000, MBIA insured, 5.50% 2009	2,000	2,134
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, 5.10% 2010 (preref. 2009)	1,000	1,052
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. Ref. Bonds, Series 2002, FSA insured, 5.00% 2010	1,400	1,478
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 1996-B, 5.00% 2011 (preref. 2006)	1,000	1,029
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.00% 2011	1,150	1,231
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-A, 5.00% 2009	1,000	1,053
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010	1,500	1,611
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2012	1,000	1,090
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1994-B, AMT, 5.40% 2029 (put 2006)	1,000	1,005
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C,
AMT, 5.75% 2036 (put 2011)	4,550	4,818
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	6,450	6,633
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2014	2,045	2,202
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 0%/4.20% 2015[2]	1,700	1,197
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2011	1,220	1,303
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2012	1,000	1,073
City of Austin, Public Improvement Bonds, 5.75% 2011 (preref. 2009)	1,500	1,617
City of Austin, Public Improvement Bonds, Series 2001, 5.00% 2010	2,000	2,128
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 1998, 5.00% 2012	1,010	1,042
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 1998, 5.00% 2012 (preref. 2008)	990	1,022
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 1998, 5.00% 2011	1,800	1,889
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 1998, 5.125% 2010	1,490	1,592
City of Fort Worth (Tarrant and Denton Counties), General Purpose Ref. Bonds, Series 2002, 5.00% 2010	1,000	1,057
City of Fort Worth (Tarrant and Denton Counties), Water and Sewer System Rev. Ref. and Improvement Bonds, Series 2003, 5.00% 2011	1,000	1,063
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2009	2,500	2,609
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012	2,915	3,044
City of Houston, Airport System Rev. Bonds, Series 2002-B, FSA insured, 5.25% 2011	2,000	2,151
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010	3,300	3,511
City of San Antonio (Bexar County), General Improvement and Ref. Bonds, Series 1998, 5.00% 2009	1,985	2,045
City of San Antonio, General Improvement and Ref. Bonds, Series 1998, 5.00% 2009 (preref. 2008)	15	15
City of San Antonio, General Improvement and Ref. Bonds, Series 2001, 5.00% 2010	2,000	2,109
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	2,950	3,147
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	54
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2009	1,000	1,055
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2010	1,000	1,066
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	1,000	1,074
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011	1,555	1,600
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011 (preref. 2007)	1,945	2,003
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.25% 2011	4,500	4,834
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2003-A, 5.25% 2014	1,500	1,640
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	4,000	4,144
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010	1,000	1,071
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2011	2,000	2,152
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery), Series 2005, 5.25% 2010	1,000	1,074
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,079
Fort Worth Independent School Dist. (Tarrant County), School Building Unlimited Tax Bonds, Series 2001-A, 5.00% 2011	3,560	3,790
G.O. Bonds (Veterans' Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	8,745	9,031
G.O. Bonds, Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2011	2,205	2,359
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2011	1,500	1,597
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2012	1,750	1,868
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2013	1,000	1,069
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.25% 2008	1,000	1,040
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, MBIA insured, 6.00% 2009	3,215	3,455
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, MBIA insured, 6.00% 2010	1,500	1,638
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A, 5.50% 2010	1,705	1,808
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,070
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2009	700	724
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2010	735	765
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2011	770	804
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2012	810	849
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010	1,585	1,700
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	4,645	4,938
Harris County, Permanent Improvement and Ref. Bonds, Series 2003-B, 5.00% 2011	2,000	2,137
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	9,250	9,834
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009	1,000	1,044
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 4.50% 2010	1,000	1,033
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds, Series 2002-A, 5.25% 2011	1,000	1,076
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2010	1,500	1,587
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002, 5.50% 2006	3,000	3,017
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002, 5.50% 2009	960	1,012
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002, 5.50% 2010	1,140	1,216
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2008	1,635	1,693
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, AMBAC insured, 5.00% 2038 (put 2008)	1,000	1,036
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, FSA insured, 5.00% 2018 (put 2008)	1,000	1,036
Plano Independent School Dist. (Collin County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.00% 2011	1,000	1,065
Public Fin. Auth., G.O. Ref. Bonds, Series 1997, 5.25% 2011	2,000	2,077
Public Fin. Auth., G.O. Ref. Bonds, Series 2003, 5.00% 2010	1,100	1,169
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,581
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	2,000	2,137
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-B,
AMT, 5.75% 2030 (put 2011)	4,675	4,951
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010	4,740	4,981
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-B, RADIAN insured, 5.00% 2009	5,200	5,420
Socorro Independent School Dist. (El Paso County), Unlimited Tax School Building Ref. Bonds, Series 2001, 5.00% 2009	1,255	1,321
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007	1,000	1,022
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010	2,000	2,111
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,384
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2010	2,040	2,155
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2011	3,715	3,943
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,552
		189,419

UTAH — 0.35%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	1,670	1,729
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	820	844
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	850	855
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1998 Issue D-2, AMT, FHA insured, 5.25% 2012	70	70
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1998 Issue E-1, AMT, FHA insured, 5.25% 2012	80	81
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1998 Issue F-2, AMT, FHA insured, 4.25% 2008	170	170
		3,749

VIRGIN ISLANDS — 0.46%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	4,765	4,965

VIRGINIA — 2.04%
Capital Region Airport Commission, Rev. Ref. Bonds, Series 2004-A, FSA insured, 5.00% 2011	1,335	1,420
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	5,000	5,495
Housing Dev. Auth., Rental Housing Bonds, Series 2000-D, AMT, 5.50% 2008	1,070	1,096
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	2,000	2,198
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2010	2,000	2,112
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	4,345	4,608
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,063
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2010	1,035	1,095
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2012	1,140	1,214
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,500	1,524
		21,825

WASHINGTON — 6.19%
Clark County, Evergreen School Dist. No. 114, Unlimited Tax G.O. Bonds, Series 2002, FSA insured, 5.00% 2011	$1,000	$1,072
Conservation and Renewable Energy System, Conservation Project Rev. Bonds (Bonneville Power Administration), Series 2003, 5.00% 2010	1,240	1,317
Conservation and Renewable Energy System, Conservation Project Rev. Bonds (Bonneville Power Administration), Series 2003, 5.00% 2011	1,000	1,068
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	3,500	3,845
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	2,000	2,086
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	4,000	4,208
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2011	1,000	1,067
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series A, 5.375% 2007 (preref. 2006)	3,000	3,027
G.O. Bonds, Series 1999-S-1, 5.00% 2012	4,700	4,885
Various Purpose G.O. Bonds, Series 1999-A, 5.25% 2010	1,000	1,040
Various Purpose G.O. Bonds, Series 2000-B, 6.00% 2010	1,130	1,231
Grays Harbor County, Public Utility Dist. No. 1, Electric Rev. Bonds, Series 2001, AMBAC insured, 5.00% 2009	1,295	1,352
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Gonzaga University Project),
Series 1998, MBIA insured, 4.80% 2009	1,000	1,041
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417), FSA insured, 5.00% 2010	1,275	1,357
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417), FSA insured, 5.00% 2011	1,900	2,035
King County, Limited Tax G.O. Bonds (Baseball Stadium), Series 1997-D, 5.60% 2009	2,000	2,115
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009	550	551
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2011	2,895	3,112
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2013	1,000	1,078
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
Series 2003, XLCA insured, 5.00% 2011	2,000	2,129
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2009	1,000	1,064
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2010	2,000	2,151
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2011	4,000	4,335
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2012	1,190	1,256
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,000	1,082
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010	1,000	1,041
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,772
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2009	1,000	1,049
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011	2,000	2,096
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2009	1,500	1,590
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010	3,000	3,198
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT, MBIA insured, 5.00% 2012	1,510	1,590
City of Tacoma, Electric System Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2011	1,100	1,195
Snohomish County, Limited Tax G.O. Bonds, Series 2001, 5.00% 2010	3,000	3,193
		66,228

WISCONSIN — 2.37%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006	1,000	1,004
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	787
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	3,000	3,223
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	2,210	2,401
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.65% 2009	1,935	2,047
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A, FSA insured, 5.00% 2009	1,500	1,565
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A, FSA insured, 5.00% 2010	1,200	1,263
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 1998-B, MBIA insured, 4.85% 2011	1,195	1,236
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 2003-D, FSA insured, 5.00% 2011	2,515	2,680
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 4.60% 2008	1,010	1,028
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2008	1,595	1,646
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2012	2,065	2,181
Housing and Econ. Dev. Auth., Single-family Mortgage Housing Rev. Bonds, Series 2000-C, MBIA insured, 4.35% 2009	775	787
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010	2,200	2,384
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2011	1,055	1,112
		25,344

MULTI-STATE — 0.97%
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% (undated)[1]	2,000	2,028
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[1]	2,000	2,162
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[1]	6,000	6,133
		10,323

Total bonds & notes (cost: $1,041,066,000)		1,048,791

Short-term securities — 1.80%

State of Indiana, City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America Inc. Project), Series 2002-C, AMT, 3.16% 2034[3,4]	$1,000	1,000
State of Nebraska, Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds (Immanuel Health Systems - Williamsburg Project), Series 2000-A, 3.10% 2030[3]	1,400	1,400
Jackson County, Mississippi, Pollution Control Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 3.07% 2016[3]	2,100	2,100
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003, 3.08% 2033[3]	6,540	6,540
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2004, 3.08% 2034[3,4]	3,370	3,370
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2005, 3.08% 2035[3]	1,600	1,600
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, 3.08% 2032[3]	1,300	1,300
State of Oklahoma, Tulsa County Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren Woods Project), Series 2002-A, 3.08% 2032[3]	1,885	1,885

Total short-term securities (cost: $19,195,000)		19,195

Total investment securities (cost: $1,060,261,000)		1,067,986
Other assets less liabilities		1,622

Net assets		$1,069,608

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $19,067,000, which represented 1.78% of the net assets of the fund.
2Step bond; coupon rate will increase at a later date.
3Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-943-0306-S4534

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and PEO

Date: April 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and PEO

Date: April 10, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: April 10, 2006